Earnings Per Share (Tables)	12 Months Ended
Jun. 30, 2018
Earnings Per Share [Abstract]
Summary of Earnings Per Share

Loss after income tax attributable to the owners of Benitec Biopharma Limited	(11,640)	(5,690)	(24,778)

	Number	Number	Number
Weighted average number of ordinary shares used in calculating basic earnings per share	210,454,829	175,433,909	142,312,486
Weighted average number of ordinary shares used in calculating diluted earnings per share	210,454,829	175,433,909	142,312,486

	Cents	Cents	Cents
Basic (loss) per share	(5.53)	(3.24)	(17.41)
Diluted (loss) per share	(5.53)	(3.24)	(17.41)